Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2013		$ 283,942
2014	257,198	264,221
2015	238,328	239,211
2016	219,683	223,293
2017	193,684	196,681
2018	$ 124,643